Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [line items]
Inventories	¥ 1,893	¥ 1,699	[1]
Gross carrying amount [member]
Disclosure of inventories [line items]
Consumable spare parts and maintenance materials	1,683	1,688
Other supplies	264	232
Inventories	1,947	1,920
Accumulated impairment provision [member]
Disclosure of inventories [line items]
Inventories	¥ (54)	¥ (221)

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).